Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 67,107	$ 7,907
Cash and cash equivalents	136,708	89,789
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	67,107	7,907
Cash and cash equivalents	136,708	89,789
Current financial assets and cash and cash equivalents	203,815	97,697
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	67,107	7,907
Cash and cash equivalents	136,708	89,789
Current financial assets and cash and cash equivalents	$ 203,815	$ 97,697